Subsequent events	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Subsequent events

17.    Subsequent events

There have been no significant events since the statement of financial position date that would require disclosure or amendment to the unaudited condensed consolidated financial statements, other than items disclosed in other footnotes.